SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details) - ¥ / $	Mar. 31, 2021	Mar. 31, 2020
Foreign currency translation
Year-end RMB	0.15263	0.14123
Year average RMB	0.14742	0.14360